Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000099688 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099688 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099688 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099688 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099688 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099688 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099688 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099688 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099688 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099688 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099688 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099688 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099688 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000099688 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099688 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000099688 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099688 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099688 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099688 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099688 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099688 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099688 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000099688 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099688 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099688 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099688 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099688 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099688 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099688 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099688 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099688 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099688 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099688 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099688 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099689 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099689 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099689 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099689 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099689 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099689 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099689 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099689 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099689 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099689 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099689 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099689 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099689 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000099689 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099689 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000099689 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099689 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099689 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099689 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099689 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099689 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099689 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000099689 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099689 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099689 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099689 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099689 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099689 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099689 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099689 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099689 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099689 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099689 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099689 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000101767 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101767 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000101767 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101767 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101767 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101767 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101767 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101767 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101767 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101767 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101767 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000101767 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000101767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000101767 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000101767 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000101767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000101767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101767 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000101767 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101767 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000101767 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101767 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101767 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101767 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101767 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000101767 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101767 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000101767 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000101767 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000101767 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000151995 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000151995 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000151995 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151995 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000151995 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000151995 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151995 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151995 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151995 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151995 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151995 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000151995 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000151995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000151995 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000151995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000151995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000151995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000151995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151995 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000151995 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000151995 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000151995 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151995 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151995 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000151995 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151995 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000151995 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151995 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000151995 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000151995 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000151995 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099690 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099690 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099690 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099690 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099690 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099690 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099690 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099690 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099690 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099690 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099690 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099690 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099690 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000099690 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099690 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000099690 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099690 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099690 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099690 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099690 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099690 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099690 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000099690 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099690 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099690 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099690 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099690 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099690 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099690 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099690 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099690 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099690 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099690 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099690 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000099691 | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099691 | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099691 | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099691 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099691 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000099691 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099691 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099691 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099691 | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099691 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099691 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000099691 | Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000099691 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000099691 | Natural Resource Equities
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099691 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000099691 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000099691 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099691 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099691 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099691 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099691 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099691 | United States
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000099691 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000099691 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099691 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099691 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099691 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099691 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099691 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099691 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099691 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099691 | Commodity Futures
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000099691 | Treasury Inflation Protected Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000099691 | Cash Equivalents, U.S. Treasury Notes, Short-Term U.S. Treasury Obligations and Other Assets and Liabilities, net
Holdings [Line Items]
Percent of Net Asset Value	0.00%